Annual Total Returns [BarChart] - iShares Broad USD Investment Grade Corporate Bond ETF - iShares Broad USD Investment Grade Corporate Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	8.05%
Annual Return 2012	9.12%
Annual Return 2013	(2.33%)
Annual Return 2014	7.37%
Annual Return 2015	(0.98%)
Annual Return 2016	5.46%
Annual Return 2017	5.99%
Annual Return 2018	(2.40%)
Annual Return 2019	14.16%
Annual Return 2020	9.52%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -4.50%.